Share-based compensation - Number of share options granted and their related weighted average exercise prices (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based compensation
Number of options, Beginning balance	126,002	259,315	792,740
Number of options, Forfeited	0	0	0
Number of options Exercised	(7,000)	(133,313)	(533,425)
Number of options, Ending balance	119,002	126,002	259,315	792,740
Number of options, Expected to vest	0
Number of options, Exercisable	119,002
Weighted average exercise price, Beginning balance	$ 2.5500	$ 2.5500	$ 2.5500
Weighted average exercise price Exercised	2.5500	2.5500	2.5500
Weighted average exercise price, Ending balance	2.5500	$ 2.5500	$ 2.5500	$ 2.5500
Weighted average exercise price, Exercisable	$ 2.5500
Weighted average remaining contractual life	3 years 7 months 6 days	4 years 7 months 6 days	5 years 7 months 6 days	6 years 7 months 9 days
Weighted average remaining contractual life, Exercisable	3 years 7 months 6 days
Aggregate intrinsic value	$ 132	$ 176	$ 1,138	$ 13,778
Aggregate intrinsic value, Exercisable	$ 132